Share capital - Authorised, Issued, and Held in Reserve (Details) - shares	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Nov. 17, 2023	Jun. 30, 2023
Disclosure of classes of share capital
Shares authorised	1,286,021,925	1,286,021,925	1,286,021,925
Shares issued	654,093,017	649,375,104	648,475,104		640,667,612
Unissued shares	631,928,908	636,646,821	637,546,821
Sasol ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	1,127,690,590	1,127,690,590	1,127,690,590
Shares issued	647,761,670	643,043,757	642,143,757
Unissued shares	479,928,920	484,646,833	485,546,833
Maximum number of shares authorised to be issued for purposes of conversion of bonds				53,000,000
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	158,331,335	158,331,335	158,331,335
Shares issued	6,331,347	6,331,347	6,331,347
Unissued shares	151,999,988	151,999,988	151,999,988